SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING CONSOLIDATED STATEMENTS OF OPERATIONS

In addition to the significant expense categories included within net loss presented on the Company’s consolidated statements of operations, see below for disaggregated amounts that comprise general and administrative expenses.

	Year ended	Year ended
	December 31, 2025	December 31, 2024
Personnel and related taxes	$12,136,979	$10,951,854
Professional and consulting fees	1,245,767	4,492,811
Legal fees	845,069	1,097,192
Insurance	535,286	355,932
Other	1,320,105	1,075,039
Total general and administrative expenses	$16,083,206	$17,972,828